Restructuring - Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 0	$ 0	$ 45,789	$ 45,390